Contributed Equity - Summary of Contributed Equity (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Contributed equity	$ 313,422,305	$ 242,990,507
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Contributed equity	303,760,351	233,328,553
Options over ordinary sharesv - Listed [Member]
Disclosure of classes of share capital [line items]
Contributed equity	$ 9,661,954	$ 9,661,954